Corporate Information	12 Months Ended
Dec. 31, 2021
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Corporate Information

LEGEND BIOTECH CORPORATION

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

1. CORPORATE INFORMATION

Legend Biotech Corporation (the “Company”) was incorporated on May 27, 2015 as an exempted company in the Cayman Islands with limited liability under the Companies Law of the Cayman Islands. The registered office address of the Company is PO Box 10240, Harbour Place, 103 South Church Street, George Town, Grant Cayman KY1-1002, Cayman Islands.

The Company is an investment holding company. The Company’s subsidiaries are principally engaged in research and development of biological products.

In the opinion of the Directors, the ultimate holding company of the Company is Genscript Corporation (“Genscript Corp”), which was incorporated in the United States of America.

Information about subsidiaries

Company	Place and date of incorporation	Issued ordinary shares/paid-up capital		Percentage of equity interest attributable to the Company		Principal activities
				Direct %	Indirect %
Legend Biotech Limited (“Legend BVI”)	The British Virgin Islands June 2, 2015	US$	80,000,000	100	—	Investment holding
Legend Biotech HK Limited (“Legend HK”)	Hong Kong June 3, 2015	US$	80,000,000	—	100	Investment holding
Nanjing Legend Biotechnology Co., Ltd. (“Legend Nanjing”)	PRC* November 17, 2014	US$	162,500,000	—	100	Manufacture and sale of life science research products and services
Legend Biotech USA Incorporated (“Legend USA”)	United States of America August 31, 2017		—	—	100	Manufacture and sale of life science research products and services
Legend Biotech Ireland Limited (“Legend Ireland”)	Ireland November 13, 2017		—	—	100	Manufacture and sale of life science research products and services
Legend Biotech Belgium B.V. (“Legend Belgium”)	Belgium June 23, 2021	US$	2,423,693	—	100	Manufacture and sale of life science research products and services
Hainan Chuanji Biotechnology Co., Ltd. (“Hainan Chuanji”)	PRC October 25, 2021		—	—	100	Life science research and development

* The People’s Republic of China (the “PRC” or “China”), including the Hong Kong Special Administrative Region of China (“Hong Kong”).